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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /     /   (a)
             or fiscal year ending:    12 / 31 / 97  (b)

Is this a transition report? (Y/N):                                                      __N__
                                                                                          Y/N

Is this an amendment to a previous filing?  (Y/N):                                       __N__
                                                                                          Y/N
                                      ---
Those items or sub-items with a box "|_/_|" after the item number should be
completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  American Benefit Variable Annuity Account

   B. File Number:  811 - 5422

   C. Telephone Number:  (518) 456-8164

2. A. Street:  421 New Karner Road

   B. City:   Albany                   C. State:  NY    D. Zip Code:  12205    Zip Ext:

   E. Foreign Country                                   Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)-------------------------   __N__
                                                                                          Y/N

4. Is this the last filing on this form by Registrant? (Y/N)--------------------------   __N__
                                                                                          Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)--------------------   __N__
   [If answer is "Y" (Yes), complete only items 89 through 110.]                          Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)---------------------------------   __Y__
   [If answer is "Y" (Yes), complete only items 111 through 132.]                         Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)---------------------   _____
   [If answer is "N" (No), go to item 8.]                                                 Y/N

   B. How many separate series or portfolios did Registrant have at the end of the
   period?----------------------------------------------------------------------------   _____
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 47, "X" box:       _____
File number:  811 - 5422

UNIT INVESTMENT TRUSTS
         ---
111. A. |_/_|  Depositor Name:
         ---                  ----------------------------------------------------------
     B. |_/_|  File Number (If any):
         ---                         -----------------------
     C. |_/_|  City:                   State:            Zip Code:       Zip Ext:
         ---        ------------------       -----------          -------        -------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
111. A. |_/_|  Depositor Name:
         ---                  ----------------------------------------------------------
     B. |_/_|  File Number (If any):
         ---                        ----------------------------------------------------
     C. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
112. A. |_/_|  Sponsor Name:
         ---                ------------------------------------------------------------
     B. |_/_|  File Number (If any):
         ---                         -----------------------
     C. |_/_|  City:                   State:            Zip Code:       Zip Ext:
         ---        ------------------       -----------          -------        -------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
112. A. |_/_|  Sponsor Name:
         ---                ------------------------------------------------------------
     B. |_/_|  File Number (If any):
         ---                        ----------------------------------------------------
     C. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
                               --------------------------                     ----------
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 48, "X" box:       _____
File number:  811 - 5422

         ___
113. A. |_/_|  Trustee Name:
         ---                ------------------------------------------------------------
     B. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
113. A. |_/_|  Sponsor Name:
         ---                ------------------------------------------------------------
     B. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
114. A. |_/_|  Principal Underwriter Name:
         ---                              ----------------------------------------------
     B. |_/_|  File Number: 8 -
         ---                   ---------------------------------------------------------
     C. |_/_|  City:                   State:         Zip Code:        Zip Ext:
         ---        -------------------      ---------         -------         ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
114. A. |_/_|  Principal Underwriter Name:
         ---                              ----------------------------------------------
     B. |_/_|  File Number: 8 -
         ---                    --------------------------------------------------------
     C. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
115. A. |_/_|  Independent Public Accountant Name:
         ---                                      --------------------------------------
     B. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
         ---                   --------------------------                     ----------
115. A. |_/_|  Independent Public Accountant Name:
         ---                                      --------------------------------------
     B. |_/_|  City:                  State:            Zip Code:      Zip Ext:
         ---        ------------------      ------------         ------        ---------
        |_/_|  Foreign Country:                           Foreign Postal Code:
                               --------------------------                     ----------
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 49, "X" box:       _____
File number:  811 - 5422
116. Family of investment companies information:
          ---
     A.  |_/_|  Is Registrant part of a family of investment companies? (Y/N)---------------------   ______
          ___                                                                                         Y/N
     B.  |_/_|  Identify the family in 10 letters:___ ___ ___ ___ ___ ___ ___ ___ ___ ___
                (NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)
         ---
117. A. |_/_|   Is Registrant a separate account of an insurance company? (Y/N)-------------------   ______
                                                                                                      Y/N
     If  answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
          ---
     B.  |_/_|  Variable annuity contracts? (Y/N)-------------------------------------------------   ______
          ___                                                                                         Y/N
     C.  |_/_|  Scheduled premium variable life contracts? (Y/N)----------------------------------   ______
          ___                                                                                         Y/N
     D.  |_/_|  Flexible premium variable life contracts? (Y/N)-----------------------------------   ______
          ___                                                                                         Y/N
     E.  |_/_|  Other types of insurance products registered under the Securities Act of
                1933? (Y/N)-----------------------------------------------------------------------   ______
      ___                                                                                             Y/N
118. |_/_| State the number of series existing at the end of the period that had securities
           registered under the Securities Act of 1933--------------------------------------------   ______
      ---
119. |_/_| State the number of new series for which registration statements under the
           Securities Act of 1933 became effective during the period------------------------------   ______
      ---
120. |_/_| State the total value of the portfolio securities on the date of deposit for the
           new series included in item 119 ($000's omitted)--------------------------------------   $______
      ---
121. |_/_| State the number of series for which a current prospectus was in existence
           at the end of the period--------------------------------------------------------------    ______
      ---
122. |_/_| State the number of existing series for which additional units were registered
           under the Securities Act of 1933 during the period------------------------------------    ______
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 50, "X" box:         X
File number:  811 - 5422                                                              -----
      ___
123. |_/_| State the total value of the additional units considered in answering item 122
           ($000's omitted)---------------------------------------------------------------------    $
      ---                                                                                            ------
124. |_/_|  State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be
            measured on the date they were placed in the subsequent series) ($000's omitted)----    $
      ---                                                                                            ------
125. |_/_| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely
           from the sale of units of all series of Registrant ($000's omitted)------------------    $
                                                                                                     ------
126.       Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
           subsequent series.) ($000's omitted)-------------------------------------------------    $ -0-
                                                                                                     ------
127.       List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
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
                                                               Number of        Total Assets       Total Income
                                                                Series             (000's          Distributions
                                                               Investing          omitted)        ($000's omitted)
A. U.S. Treasury direct issue---------------------------        ________          $_______         $____________

B. U.S. Government agency-------------------------------        ________          $_______         $____________

C. State and municipal tax-free-------------------------        ________          $_______         $____________

D. Public utility debt----------------------------------        ________          $_______         $____________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent-----------------------        ________          $_______         $____________

F. All other corporate intermed. &
   long-term debt---------------------------------------        ________          $_______         $____________

G. All other corporate short-term debt------------------        ________          $_______         $____________
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 50, "X" box:       _____
File number:  811 - 5422
H. Equity securities of brokers or dealers
   or parents of brokers or dealers--------------------                       $                $
                                                                --------       -------          ------------
I. Investment company equity securities----------------                       $                $
                                                                --------       -------          ------------
J. All other equity securities-------------------------            1          $2,778           $70
                                                                --------       -------          ------------
K. Other securities------------------------------------                       $                $
                                                                --------       -------          ------------
L. Total assets of all series of registrant------------            1          $2,778           $70
                                                                --------       -------          ------------
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
For period ending:  12/31/97                                  If filing more than one
                                                              Page 51, "X" box:       _____
File number:  811 - 5422
      ---
128. |_/_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
           by an entity other than the issuer? (Y/N)---------------------------------------------    -------
           [If answer is "N" (No), go to item 131.]                                                    Y/N
      ---
129. |_/_| Is the issuer of any instrument covered in item 128 delinquent or in default as to
           payment of principal or interest at the end of the current period? (Y/N)--------------    -------
           [If answer is "N" (No), go to item 131.]                                                    Y/N
      ---
130. |_/_| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
           guarantees? (Y/N)---------------------------------------------------------------------    -------
                                                                                                       Y/N
131.       Total expenses incurred by all series of Registrant during the current reporting
           period ($000's omitted)---------------------------------------------------------------   $  46
                                                                                                     -------
      ---
132. |_/_| List the "811" (Investment Company Act of 1940) registration number for all
           Series of Registrant that are being included in this filing:

                 811 - _____      811 - _____      811 - _____      811 - _____      811 - _____

                 811 - _____      811 - _____      811 - _____      811 - _____      811 - _____

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This report is signed on behalf of the registrant (or depositor or trustee).

City of:                      State:                          Date:
         Boston                      Massachusetts                  02/20/98


Name of Registrant, Depositor, or Trustee:
         American Benefit Variable Annuity Account

By (Name and Title):                           Witness (Name and Title):

        /s/ Jeff Whitehead                       /s/ James  J. Klopper
        ------------------                       ---------------------


        Jeff Whitehead                           James J. Klopper
        Vice President and Treasurer             Vice President and Secretary